Equity	6 Months Ended
Jun. 30, 2023
Equity
Equity

11.Equity

Ordinary shares and Pre-funded Warrant

On November 23, 2022, the Company issued 58,472,736 ordinary shares for a registered direct offering of approximately $15.0 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $13.7 million. The offering consisted of (1) 3,654,546 ADSs and 1,800,000 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 5,454,546 ADSs warrants to purchase ADSs(“Warrant”). Each Warrant is exercisable to purchase one ADS for $2.75 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents sixteen (16) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. On November 25, 2022, 800,000 pre-funded warrants had been exercised, 12,800,000 ordinary shares were issued upon such exercise.

The Company determined that the Pre-Funded Warrant meet the requirements for equity classification. The Pre-Funded warrants were recorded at their fair value on the date of issuance as a component of total equity. In addition, since these Pre-Funded warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the consolidated financial statements and earnings per share calculations. 1,000,000 pre-funded warrants have not been exercised as of June 30, 2023.

Warrant

On November 23, 2022, the Warrant are classified as a liability and the fair value allocated to the Warrant was RMB36.8 million. The Warrant liability will be re-measured at each reporting period until the warrant are exercised or expire and any changes will be recognized in the statement of operations and comprehensive loss. The fair value of Warrant were RMB24.4 million and RMB13.2 million as of December 31, 2022 and June 30, 2023, respectively. No warrants were exercised as of June 30, 2023.